Guarantee Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Stand ready guarantees [Member]
Guarantee Liabilities [Line Items]
Schedule of Guarantee Liabilities

Guarantee liabilities-stand ready

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	8,802	606,886
Provision at the inception of new loans	1,027,383	2,221,546
Released into revenue	(429,299)	(1,838,731)
Balance at end of year	606,886	989,701

Contingent guarantees [Member]
Guarantee Liabilities [Line Items]
Schedule of Guarantee Liabilities

Guarantee liabilities-contingent

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	28,351	578,797
Provision for contingent liabilities	869,280	2,366,344
Net payout (i)	(318,834)	(1,645,044)
Balance at end of year	578,797	1,300,097
(i)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.